Share Capital - Additional Information - Other (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended						12 Months Ended	1 Months Ended	12 Months Ended		12 Months Ended							12 Months Ended
	Mar. 31, 2011	Mar. 31, 2011 Reorganization 2010 [Member]	Mar. 31, 2011 IPO [Member]	Mar. 31, 2011 IPO [Member] Class A Subordinate Voting Share [Member]	Mar. 31, 2013 Class B Shares [Member] Vote	Mar. 31, 2012 Class B Shares [Member]	Mar. 31, 2012 Class B Shares [Member] Reorganization 2010 [Member]	Jun. 24, 2010 Class A Subordinate Voting Shares [Member]	Mar. 31, 2013 Class A Subordinate Voting Shares [Member] Vote	Mar. 31, 2012 Class A Subordinate Voting Shares [Member]	Mar. 31, 2012 Class A Subordinate Voting Shares [Member] Reorganization 2010 [Member]	May 13, 2010 Class A Preferred Shares [Member]	Mar. 31, 2011 Class A Preferred Shares [Member] Reorganization 2010 [Member]	May 13, 2010 Class B Shares [Member]	May 13, 2010 Class B Shares [Member] Reorganization 2010 [Member]	May 13, 2010 Class A Subordinate Voting Share [Member]	May 13, 2010 Class A Subordinate Voting Share [Member] Reorganization 2010 [Member]	Mar. 31, 2011 Common Stock Class B [Member] IPO [Member] Class A Subordinate Voting Share [Member]	Mar. 31, 2011 Common Stock Class B [Member] Class A Preferred Shares [Member] IPO [Member]	Mar. 31, 2011 Common Stock Class B [Member] Class B Shares [Member] IPO [Member]	Mar. 31, 2011 Common Stock Class B [Member] Class B Shares [Member] IPO [Member] Class A Subordinate Voting Share [Member]
Shareholders Equity [Line Items]
Number of votes					10				1
Converted company's voting shares					79,464,195	79,464,195			41,110,669	41,762,810		433,676,686	433,676,686	170,089,800	170,089,800	10,957,191	10,957,191
Reorganization completion date		Jun. 08, 2010
One-for-stock split ratio							0.5	0.5			0.5
Number of shares converted as part of IPO																			433,676,686	11,479,450
Number of shares issued upon conversion																		18,550,550		5,898,744	11,479,450
Number of shares issued				8,800,000
Common stock at a public offering price			$ 17.00
Proceeds from IPO	$ 138,596		$ 138,596
Underwriting commissions			7,854
Other offering expenses			7,429
Tax impact on offering expenses			$ 4,279
Selling stockholders shares sold			30,030,000